Note 13 - Income Tax (Details Textual) - USD ($) xbrli-pure in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 18,000	$ 13,000	$ 150,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 920,000	$ 2,188,000
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 5,284,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	383,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	6,840,000
Operating Loss Carryforwards	$ 526,000